SUPPLEMENTARY CONSOLIDATED BALANCE SHEET INFORMATION (Schedule of Other Long-Term Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Long-term tax accrual		$ 22
Long-term deferred taxes	580	986
Other long-term liabilities	$ 580	$ 1,008